UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.7%
	COMMUNICATIONS – 3.2%
4,210	AT&T, Inc.	$142,382
4,350	BCE, Inc.	185,745
		328,127

	CONSUMER DISCRETIONARY – 8.7%
1,985	Genuine Parts Co.	160,566
5,895	Mattel, Inc.	246,765
4,045	McDonald's Corp.	389,169
1,245	Tupperware Brands Corp.	107,531
		904,031

	CONSUMER STAPLES – 15.2%
5,955	Altria Group, Inc.	204,554
5,335	Coca-Cola Co.	202,090
3,750	Kimberly-Clark Corp.	353,325
5,685	Kraft Foods Group, Inc.	298,121
3,135	Philip Morris International, Inc.	271,460
3,130	Procter & Gamble Co.	236,597
		1,566,147

	ENERGY – 11.8%
2,625	Chevron Corp.	318,938
2,920	Kinder Morgan, Inc.	103,864
5,945	ONEOK, Inc.	316,988
5,380	Spectra Energy Corp.	184,157
8,270	Williams Cos., Inc.	300,697
		1,224,644

	FINANCIALS – 14.5%
3,855	Arthur J. Gallagher & Co.	168,271
475	BlackRock, Inc.	128,544
4,045	Cullen/Frost Bankers, Inc.	285,375
5,465	HCP, Inc.	223,792
3,750	Health Care REIT, Inc. - REIT	233,925
2,165	Realty Income Corp. - REIT	86,059
7,795	U.S. Bancorp	285,141
1,375	Ventas, Inc. - REIT	84,562
		1,495,669

	HEALTH CARE – 14.5%
3,960	AbbVie, Inc.	177,131
2,500	Baxter International, Inc.	164,225
5,535	Bristol-Myers Squibb Co.	256,160
3,530	GlaxoSmithKline PLC - ADR	177,100
4,265	Johnson & Johnson	369,733
2,200	Merck & Co., Inc.	104,742

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (CONTINUED)
	HEALTH CARE (Continued)
3,185	Novartis A.G. - ADR	$244,321
		1,493,412

	INDUSTRIALS – 8.6%
4,350	Emerson Electric Co.	281,445
13,645	General Electric Co.	325,979
2,170	Lockheed Martin Corp.	276,784
		884,208

	TECHNOLOGY – 18.3%
3,125	Analog Devices, Inc.	147,031
380	Apple, Inc.	181,165
4,180	Automatic Data Processing, Inc.	302,548
12,870	Cisco Systems, Inc.	301,415
13,480	Intel Corp.	308,962
7,615	Microsoft Corp.	253,656
3,390	Paychex, Inc.	137,770
3,750	QUALCOMM, Inc.	252,600
		1,885,147

	UTILITIES – 2.9%
1,230	NextEra Energy, Inc.	98,597
4,905	Southern Co.	201,988
		300,585

	TOTAL COMMON STOCKS (Cost $9,994,446)	10,081,970

	SHORT-TERM INVESTMENTS – 1.2%
119,673	Federated Treasury Obligations Fund, 0.01%1	119,673

	TOTAL SHORT-TERM INVESTMENTS (Cost $119,673)	119,673

	TOTAL INVESTMENTS – 98.9% (Cost $10,114,119)	10,201,643
	Other Assets in Excess of Liabilities – 1.1%	114,912

	TOTAL NET ASSETS – 100.0%	$10,316,555

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 7.0%
$108,000	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/20181	$109,624
250,000	Atrium VII 3.263%, 11/16/20221,2,3	250,423
500,000	Goldentree Loan Opportunities V Ltd. 1.366%, 10/18/20211,2,3	486,978
350,000	LCM XIII LP 2.416%, 1/19/20231,2,3	351,357
209,173	SBI Home Equity Loan Trust 2006-1 0.329%, 4/25/20351,2,3	201,643
61,147	Sonic Capital LLC 5.438%, 5/20/20411,3	65,152
214,700	TAL Advantage V LLC 2.830%, 2/22/20381,3	207,671
	TOTAL ASSET-BACKED SECURITIES (Cost $1,692,417)	1,672,848

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.0%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/20411,2	324,818
245,000	CD 2006-CD2 Mortgage Trust 5.531%, 1/15/20461,2	259,319
190,000	CGBAM Commercial Mortgage Trust 2013-BREH 3.032%, 5/15/20302,3	190,419
297,000	DDR Corp. 6.223%, 10/14/20221,3	308,256
78,000	Irvine Core Office Trust 2013-IRV 3.279%, 5/15/20481,2,3	67,903
49,833	JP Morgan Chase Commercial Mortgage Securities Corp. Mortgage Pass-Through Certificates Series 2002-C1 6.135%, 7/12/20371,3	49,894
297,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/20451	323,318
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/20461,2	219,130
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.437%, 10/15/20302,3	257,437
167,298	Spirit Master Funding LLC 5.760%, 3/20/20243	166,044
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,240,197)	2,166,538

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 70.7%
	COMMUNICATIONS – 12.5%
$250,000	Cequel Communications Holdings I LLC 6.375%, 9/15/20201,3	$255,000
175,000	DISH DBS Corp. 6.750%, 6/1/2021	183,969
175,000	Frontier Communications Corp. 8.500%, 4/15/2020	193,375
250,000	Historic TW, Inc. 9.150%, 2/1/2023	331,258
	MetroPCS Wireless, Inc.
95,000	6.250%, 4/1/20211,3	95,475
168,000	6.625%, 4/1/20231,3	168,420
200,000	Nara Cable Funding Ltd. 8.875%, 12/1/20181,3	211,000
115,000	NII Capital Corp. 7.625%, 4/1/20211	81,650
105,000	Qwest Corp. 7.250%, 10/15/20351	103,052
315,000	Telecom Italia Capital S.A. 6.000%, 9/30/2034	259,072
136,000	Telefonica Emisiones SAU 3.992%, 2/16/2016	140,879
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	292,487
79,000	Time Warner Entertainment Co. LP 8.375%, 3/15/2023	92,149
150,000	UPCB Finance VI Ltd. 6.875%, 1/15/20221,3	159,000
200,000	Verizon Communications, Inc. 7.750%, 12/1/2030	245,943
122,000	Virgin Media Finance PLC 8.375%, 10/15/20191	132,370
50,000	Windstream Corp. 7.750%, 10/1/20211,3	51,625
		2,996,724

	CONSUMER DISCRETIONARY – 2.2%
200,000	Chrysler Group LLC 8.250%, 6/15/20211	224,000
200,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	222,326
70,000	Hertz Corp. 6.900%, 8/15/2014	71,750
		518,076

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES – 0.6%
$136,000	Wells Enterprises, Inc. 6.750%, 2/1/20201,3	$138,720

	ENERGY – 8.4%
200,000	BG Energy Capital PLC 6.500%, 11/30/20721,2	214,000
56,000	Citgo Petroleum Corp. 11.500%, 7/1/20171,3	61,460
195,000	DCP Midstream LLC 5.850%, 5/21/20431,2,3	178,425
250,000	El Paso LLC 8.050%, 10/15/2030	257,687
114,000	Enterprise Products Operating LLC 7.034%, 1/15/20681,2	126,825
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/20211,3	105,077
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	89,581
250,000	Lukoil International Finance B.V. 6.125%, 11/9/20203	266,250
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	98,721
100,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.750%, 8/14/20193	128,250
87,000	Transocean, Inc. 6.500%, 11/15/2020	97,113
250,000	Weatherford International Ltd. 6.750%, 9/15/2040	258,799
140,000	Whiting Petroleum Corp. 6.500%, 10/1/20181	147,350
		2,029,538

	FINANCIALS – 29.4%
150,000	Akbank TAS 5.000%, 10/24/20223	136,875
175,000	Allstate Corp. 6.500%, 5/15/20671,2	178,500
105,000	American Express Co. 6.800%, 9/1/20661,2	111,300
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	90,811
325,000	American International Group, Inc. 8.175%, 5/15/20581,2	380,412

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Bank of America Corp.
$115,000	5.750%, 12/1/2017	$129,730
170,000	5.875%, 1/5/2021	192,667
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	166,819
121,000	BioMed Realty LP 6.125%, 4/15/20201	134,498
	Citigroup, Inc.
289,000	5.850%, 8/2/2016	321,967
112,000	3.375%, 3/1/2023	106,576
250,000	Deutsche Bank A.G. 4.296%, 5/24/20281,2	225,789
192,000	EPR Properties 5.750%, 8/15/20221	193,720
	General Electric Capital Corp.
70,000	5.625%, 5/1/2018	80,321
140,000	5.300%, 2/11/2021	152,261
200,000	5.250%, 6/29/20491,2	185,400
49,000	Goldman Sachs Group, Inc. 2.375%, 1/22/2018	48,653
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/20213	276,683
114,000	Hartford Financial Services Group, Inc. 8.125%, 6/15/20381,2	129,247
395,000	HSBC Capital Funding LP 10.176%, 12/29/20491,2,3	560,900
200,000	ING Bank N.V. 0.960%, 9/26/20161,2	192,950
200,000	Intesa Sanpaolo S.p.A. 3.875%, 1/16/2018	196,621
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	201,270
208,000	7.900%, 4/29/20491,2	225,680
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/20371,2,3	113,680
250,000	7.800%, 3/15/20373	270,000
200,000	Lincoln National Corp. 6.050%, 4/20/20671,2	196,000
200,000	MetLife, Inc. 10.750%, 8/1/20691	294,000
250,000	Morgan Stanley 5.500%, 7/24/2020	275,945

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$227,000	Prudential Financial, Inc. 5.875%, 9/15/20421,2	$222,460
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	121,092
131,000	Travelers Cos., Inc. 6.250%, 3/15/20371,2	138,860
236,000	Turkiye Garanti Bankasi AS 5.250%, 9/13/20223	217,120
250,000	UBS A.G. 7.625%, 8/17/2022	276,391
350,000	Wachovia Capital Trust III 5.570%, 3/29/20491,2	316,750
		7,061,948

	HEALTH CARE – 2.1%
175,000	Fresenius Medical Care U.S. Finance, Inc. 5.750%, 2/15/20213	179,812
115,000	HCA, Inc. 7.250%, 9/15/20201	125,063
175,000	Mylan, Inc. 7.875%, 7/15/20201,3	199,687
		504,562

	INDUSTRIALS – 0.9%
112,000	Alliant Techsystems, Inc. 6.875%, 9/15/20201	118,720
135,000	Boart Longyear Management Pty Ltd. 7.000%, 4/1/20211,3	99,900
		218,620

	MATERIALS – 7.6%
175,000	ArcelorMittal 6.750%, 2/25/2022	184,188
122,000	Celulosa Arauco y Constitucion S.A. 4.750%, 1/11/20221	118,519
20,000	Chemtura Corp. 5.750%, 7/15/20211	19,950
175,000	FMG Resources August 2006 Pty Ltd. 6.875%, 4/1/20221,3	175,000
87,000	Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/20193	98,652
200,000	Mexichem S.A.B. de C.V. 4.875%, 9/19/20223	194,000

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$264,000	Newcrest Finance Pty Ltd. 4.450%, 11/15/20213	$226,998
250,000	Reliance Steel & Aluminum Co. 4.500%, 4/15/20231	243,990
214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/20403	224,242
159,000	Teck Resources Ltd. 5.200%, 3/1/20421	135,219
194,000	Xstrata Finance Canada Ltd. 4.950%, 11/15/20213	194,025
		1,814,783

	UTILITIES – 7.0%
200,000	AGL Capital Corp. 5.875%, 3/15/20411	224,938
297,000	APT Pipelines Ltd. 3.875%, 10/11/20223	274,659
70,000	DPL, Inc. 7.250%, 10/15/20211	71,575
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/20203	100,315
112,000	Electricite de France S.A. 5.250%, 1/29/20491,2,3	105,941
200,000	Israel Electric Corp. Ltd. 5.625%, 6/21/20183	206,500
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/20671,2	284,270
129,000	PPL Capital Funding, Inc. 3.500%, 12/1/20221	122,024
110,000	Southern Power Co. 5.250%, 7/15/2043	109,630
175,000	UIL Holdings Corp. 4.625%, 10/1/2020	179,283
		1,679,135

	TOTAL CORPORATE BONDS (Cost $18,018,509)	16,962,106

	MUNICIPAL BONDS – 2.9%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	130,317
240,000	New York City Water & Sewer System 5.000%, 6/15/20451	248,021

AAM/Cutwater Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2013 (Unaudited)

Principal Amount		Value

	MUNICIPAL BONDS (Continued)
$70,000	State of Illinois 7.350%, 7/1/2035	$74,431
205,000	State of Maryland 5.000%, 3/1/20231	240,682
	TOTAL MUNICIPAL BONDS (Cost $729,180)	693,451

	U.S. GOVERNMENT AND AGENCIES – 3.5%
101,472	Fannie Mae Pool 6.000%, 7/1/2040	113,337
	United States Treasury Note
150,000	0.875%, 7/31/2019	143,203
525,000	1.250%, 10/31/2019	509,824
70,000	1.375%, 1/31/2020	68,048
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $869,848)	834,412

Number of Shares

	PREFERRED STOCKS – 1.1%
	GOVERNMENTS – 1.1%
2,800	CoBank ACB 6.250%, 12/31/491,2,3	266,088
	TOTAL PREFERRED STOCKS (Cost $299,688)	266,088

	SHORT-TERM INVESTMENTS – 4.7%
1,135,291	Federated Treasury Obligations Fund, 0.01%	1,135,291
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,135,291)	1,135,291

	TOTAL INVESTMENTS – 98.9% (Cost $24,985,130)	23,730,734
	Other Assets in Excess of Liabilities – 1.1%	271,309

	TOTAL NET ASSETS – 100.0%	$24,002,043

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

1	Callable.
2	Variable, floating, or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM/Cutwater Select Income Fund (“Cutwater Select Income” or “Cutwater Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s Class A and Class I Shares commenced operations on July 5, 2012.  The Fund’s Class C Shares commenced operations on January 31, 2013.

The Cutwater Select Income Fund’s primary investment objective is to seek current income.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2013, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	AAM/Bahl & Gaynor Income Growth Fund	AAM/Cutwater Select Income Fund
Cost of investments	$10,123,184	$24,985,130

Gross unrealized appreciation	363,907	30,917
Gross unrealized depreciation	(285,448)	(1,285,313)

Net unrealized appreciation (depreciation)	$78,459	$(1,254,396)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2013 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2013, in valuing the Funds’ assets carried at fair value:

AAM/Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$10,081,970	$-	$-	$10,081,970
Short-Term Investments	119,673	-	-	119,673
Total Investments	$10,201,643	$-	$-	$10,201,643

AAM/Cutwater Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$1,672,848	$-	$1,672,848
Commercial Mortgage-Backed
Securities	-	2,166,538	-	2,166,538
Corporate Bonds1	-	16,962,106	-	16,962,106
Municipal Bonds	-	693,451	-	693,451
U.S. Government and Agencies	-	834,412	-	834,412
Preferred Stocks	266,088	-	-	266,088
Short-Term Investments	1,135,291	-	-	1,135,291
Total Investments	$1,401,379	$22,329,355	$-	$23,730,734

1	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	11/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	11/27/2013

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/2013